Commitments and Contingencies - Additional Information (Detail) (USD $)	1 Months Ended				12 Months Ended				12 Months Ended			72 Months Ended	12 Months Ended			66 Months Ended	12 Months Ended	22 Months Ended	12 Months Ended
	Jan. 01, 2012	Jan. 31, 2011	Oct. 31, 2010	Feb. 28, 2010	Dec. 31, 2011 Employee	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012	Dec. 31, 2011 CRO Agreement for the treatment of DME in the U.S., Canada, and Europe	Dec. 31, 2010 CRO Agreement for the treatment of DME in the U.S., Canada, and Europe	Dec. 31, 2009 CRO Agreement for the treatment of DME in the U.S., Canada, and Europe	Dec. 31, 2011 CRO Agreement for the treatment of DME in the U.S., Canada, and Europe	Dec. 31, 2011 CRO Agreement for the treatment of DME in India	Dec. 31, 2010 CRO Agreement for the treatment of DME in India	Dec. 31, 2009 CRO Agreement for the treatment of DME in India	Dec. 31, 2011 CRO Agreement for the treatment of DME in India	Dec. 31, 2011 CRO Agreement, physician utilization study	Dec. 31, 2012 CRO Agreement, physician utilization study Scenario, Forecast	Dec. 31, 2011 Office equipment under capital leases	Dec. 31, 2010 Office equipment under capital leases	Dec. 31, 2009 Office equipment under capital leases
Commitments and Contingencies [Line Items]
Proceeds from issuance of notes payable			$ 6,250,000			$ 6,250,000
Accrued and unpaid interest payable on Note Payable					183,000	0
Future minimum payments under operating lease from December 31, 2011 to December 31, 2012					267,000
Rent expense under all operating leases					259,000	256,000	229,000
Depreciation expense																			10,000	10,000	10,000
Clinical and data management services									134,000	2,300,000	3,900,000	14,600,000	76,000	242,000	240,000	1,400,000	670,000	2,100,000
Outsourced services payable					658,000	841,000		161,000	0	731,000		0	1,000	110,000		1,000	657,000
Percentage of order of ILUVIEN units required				80.00%
Agreement period				6 years
Renewal option additional period				1 year
Prior Written notice period				12 months
Number of executives in employment agreements					5
Executives salaries	$ 254,000	$ 432,000